Related-Party Transactions - Summary of the Company Officers and Executives' compensation (Detail)		12 Months Ended
		Dec. 31, 2020 shares R$ / shares	Dec. 31, 2019 shares R$ / shares	Dec. 31, 2018 shares R$ / shares
Officers and executives compensation [Line Items]
Stock option balance | shares		17,245,000	17,568,000
Officers [member]
Officers and executives compensation [Line Items]
Stock option balance | shares	[1],[2]	12,847,760	13,059,677	11,156,406
Average fair value of stock options | R$ / shares	[2]	R$ 8.64	R$ 8.4	R$ 7.47
Average exercise price | R$ / shares	[2],[3]	R$ 16.49	R$ 16.51	R$ 15.96
Officers [member] | Restricted Shares [Member]
Officers and executives compensation [Line Items]
Stock option balance | shares	[1],[2]	5,293,874	1,012,641	751,794
Average exercise price | R$ / shares	[2],[3]	R$ 51.2	R$ 19.23	R$ 14.81

[1]	Refers to the balance of the options and restricted shares vested and non-vested, not exercised, at the reporting dates.
[2]	The number of stock options granted, expired and exercised and their respective fair values is shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.
[3]	Refers to the weighted-average exercise price of the option at the time of the stock option plans, adjusted for interest based on the Extended Consumer Price Index (IPCA) through the end of the reporting period. The new Stock Option Plan implemented in 2015, include no monetary adjustment.